Investment in Equity Investee (Details) - Schedule of Investment in Equity Investee ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Equity Method Investments [Line Items]
Total	₨ 96	$ 1.3	₨ 0
Associate [Member]
Schedule of Equity Method Investments [Line Items]
Investment in associate	₨ 96	$ 1.3	₨ 0